File No. 333-64349
File No. 811-9019

Form N-1A
Securities and Exchange Commission
Washington, D.C. 20549

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 14

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 14

Dow Target Variable Fund LLC
(Exact Name of Registrant)
One Financial Way
Montgomery, Ohio 45242
(Address of Principal Executive Office)
(513) 794-6316
(Registrant’s Telephone Number)
Kimberly A. Plante, Secretary
Dow Target Variable Fund LLC
P.O. Box 237
Cincinnati, Ohio 45201
(Name and Address of Agent for Service)
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, DC 20005
Approximate Date of Public Offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☑ on  May 1, 2010 pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Membership interests in Dow Target Variable Fund LLC

Prospectus

May 1, 2010

THE DOW® TARGET VARIABLE FUND LLC

One Financial Way
Montgomery, Ohio 45242

(800) 366-6654

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end investment company. Its “Dow Target 10” portfolios are 4 non-diversified portfolios of the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (“The Dow”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each portfolio’s annual term. This is often called “The Dow 10” strategy. These ten companies are popularly known as the “Dogs of The Dow.” Its “Dow Target 5” portfolios are 4 non-diversified portfolios of the common stocks of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those portfolios’ annual term.

The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLI”). Fund interests in a portfolio (“Portfolio Interests”) are not offered directly to the public. Fund interests are purchased by ONLI’s separate accounts as an investment option for their variable annuity contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Form 8520D-5

Table of Contents

Summary Sections	2
Dow Target 10 — First Quarter Portfolio	3
Dow Target 10 — Second Quarter Portfolio	5
Dow Target 10 — Third Quarter Portfolio	8
Dow Target 10 — Fourth Quarter Portfolio	11
Dow Target 5 — First Quarter Portfolio	13
Dow Target 5 — Second Quarter Portfolio	16
Dow Target 5 — Third Quarter Portfolio	19
Dow Target 5 — Fourth Quarter Portfolio	22
Portfolio Holdings	26
Fund Management	27
The Dow Jones Industrial Average(SM)	27
Purchase and Redemption of Fund Interests	29
Frequent Purchases and Redemption of Fund Interests	29
Fund Dividends and Distributions	30
Financial Highlights of The Dow® Target Variable Fund LLC	30
Financial Highlights
Additional Information	31

Form 8520D-5	2

The Dow® Target 10-1Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.66%

Total Annual Fund Operating Expenses	1.26%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$400	$692	$1,523

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 10” strategy)

On or about the first business day of the first calendar quarter, the Portfolio invests substantially all of its assets in the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields (the “Dogs of The Dow”) as determined at the close of the second to last business day of the preceding quarter. The investments in the ten companies are, to the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of December, when the stock portfolio is re-balanced with a new mix of ten stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in the 10 Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no

Form 8520D-5	3

guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 10 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the ten Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Being limited to ten stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Form 8520D-5	4

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 20.63%. That was the quarter ended on June 30, 2003. The lowest return for a quarter was −22.49%. That was the quarter ended on December 31, 2008.

Average Annual Total Returns
As of December 31, 2009	1 Year	5 Years	10 Years

Dow Target 10 — First Quarter	16.09%	−2.46%	0.01%
Dow Jones Industrial Average	22.68%	1.95%	1.30%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 10 Portfolio Interests by ONLI’s variable annuity separate accounts during the first quarter are invested in the Portfolio. After the first quarter ends, further purchases of Portfolio Interests in the Dow Target 10 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

The Dow® Target 10-2Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Form 8520D-5	5

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.65%

Total Annual Fund Operating Expenses	1.25%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$127	$397	$686	$1,511

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 10” strategy)

On or about the first business day of the second calendar quarter, the Portfolio invests substantially all of its assets in the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields (the “Dogs of The Dow”) as determined at the close of the second to last business day of the preceding quarter. The investments in the ten companies are, to the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of March, when the stock portfolio is re-balanced with a new mix of ten stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in the 10 Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 10 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the ten Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Form 8520D-5	6

Being limited to ten stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 23.74%. That was the quarter ended on September 30, 2009. The lowest return for a quarter was −28.09%. That was the quarter ended on December 31, 2008.

Average Annual Total Returns
As of December 31, 2009	1 Year	5 Years	10 Years
Dow Target 10 — Second Quarter	27.25%	−1.95%	1.06%
Dow Jones Industrial Average	22.68%	1.95%	1.30%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Form 8520D-5	7

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 10 Portfolio Interests by ONLI’s variable annuity separate accounts during the second quarter are invested in the Portfolio. After the second quarter ends, further purchases of Portfolio Interests in the Dow Target 10 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

The Dow® Target 10-3Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.66%

Total Annual Fund Operating Expenses	1.26%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$128	$400	$692	$1,523

Form 8520D-5	8

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 10” strategy)

On or about the first business day of the third calendar quarter, the Portfolio invests substantially all of its assets in the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields (the “Dogs of The Dow”) as determined at the close of the second to last business day of the preceding quarter. The investments in the ten companies are, to the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of June, when the stock portfolio is re-balanced with a new mix of ten stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in the 10 Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 10 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the ten Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Being limited to ten stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past

Form 8520D-5	9

performance does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 16.56%. That was the quarter ended on June 30, 2003. The lowest return for a quarter was −30.80%. That was the quarter ended on December 31, 2008.

Average Annual Total Returns
As of December 31, 2009	1 Year	5 Years	10 Years
Dow Target 10 — Third Quarter	9.83%	−3.57%	−0.11%
Dow Jones Industrial Average	22.68%	1.95%	1.30%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 10 Portfolio Interests by ONLI’s variable annuity separate accounts during the third quarter are invested in the Portfolio. After the third quarter ends, further purchases of Portfolio Interests in the Dow Target 10 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Form 8520D-5	10

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

The Dow® Target 10-4Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.65%

Total Annual Fund Operating Expenses	1.25%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$127	$397	$686	$1,511

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 10” strategy)

On or about the first business day of the fourth calendar quarter, the Portfolio invests substantially all of its assets in the common stocks of the ten companies in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields (the “Dogs of The Dow”) as determined at the close of the second to last business day of the preceding quarter. The investments in the ten companies are, to the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of September, when the stock portfolio is re-balanced with a new mix of ten stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Form 8520D-5	11

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in the 10 Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 10 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the ten Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Being limited to ten stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Form 8520D-5	12

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 20.51%. That was the quarter ended on June 30, 2003. The lowest return for a quarter was −23.88%. That was the quarter ended on December 31, 2008.

Average Annual Total Returns
As of December 31, 2009	1 Year	5 Years	10 Years

Dow Target 10 — Fourth Quarter	14.90%	−1.21%	1.79%
Dow Jones Industrial Average	22.68%	1.95%	1.30%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 10 Portfolio Interests by ONLI’s variable annuity separate accounts during the fourth quarter are invested in the Portfolio. After the fourth quarter ends, further purchases of Portfolio Interests in the Dow Target 10 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

The Dow® Target 5-1Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Form 8520D-5	13

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.75%

Total Annual Fund Operating Expenses	1.35%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$137	$428	$739	$1,624

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 5” strategy)

On or about the first business day of the first calendar quarter, the Portfolio invests substantially all of its assets in the five common stocks having the lowest per-share stock prices of the ten companies (the “Dogs of The Dow”) in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields as determined at the close of the second to last business day of the preceding quarter. The investments in the five companies are, to the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of December, when the stock portfolio is re-balanced with a new mix of five stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in five of the Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 5 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 20% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the five Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Form 8520D-5	14

Being limited to five stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 30.14%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was −29.90%. That was the quarter ended on March 31, 2009.

Average Annual Total Returns
As of December 31, 2009	1 Year	5 Years	10 Years

Dow Target 5 — First Quarter	19.75%	−2.62%	1.04%
Dow Jones Industrial Average	22.68%	1.95%	1.30%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Form 8520D-5	15

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 5 Portfolio Interests by ONLI’s variable annuity separate accounts during the first quarter are invested in the Portfolio. After the first quarter ends, further purchases of Portfolio Interests in the Dow Target 5 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

The Dow® Target 5-2Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.92%

Total Annual Fund Operating Expenses	1.52%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$155	$480	$829	$1,813

Form 8520D-5	16

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 5” strategy)

On or about the first business day of the second calendar quarter, the Portfolio invests substantially all of its assets in the five common stocks having the lowest per-share stock prices of the ten companies (the “Dogs of The Dow”) in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields as determined at the close of the second to last business day of the preceding quarter. The investments in the five companies are, to the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of March, when the stock portfolio is re-balanced with a new mix of five stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in five of the Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 5 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 20% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the five Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Being limited to five stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Form 8520D-5	17

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance since inception and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 28.52%. That was the quarter ended on December 31, 2004. The lowest return for a quarter was −29.02%. That was the quarter ended on December 31, 2008.

Average Annual Total Returns			Since
As of December 31, 2009	1 Year	5 Years	Inception

Dow Target 5 — Second Quarter	21.03%	−2.96%	1.75%
Dow Jones Industrial Average	22.68%	1.95%	1.83%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 5 Portfolio Interests by ONLI’s variable annuity separate accounts during the second quarter are invested in the Portfolio. After the second quarter ends, further purchases of Portfolio Interests in the Dow Target 5 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity

Form 8520D-5	18

prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

The Dow® Target 5-3Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	1.15%

Total Annual Fund Operating Expenses	1.75%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$178	$551	$949	$2,062

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 5” strategy)

On or about the first business day of the third calendar quarter, the Portfolio invests substantially all of its assets in the five common stocks having the lowest per-share stock prices of the ten companies (the “Dogs of The Dow”) in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields as determined at the close of the second to last business day of the preceding quarter. The investments in the five companies are, to

Form 8520D-5	19

the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of June, when the stock portfolio is re-balanced with a new mix of five stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in five of the Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 5 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 20% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the five Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Being limited to five stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance since inception and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance

Form 8520D-5	20

does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 23.15%. That was the quarter ended on December 31, 2000. The lowest return for a quarter was −45.35%. That was the quarter ended on December 31, 2008.

Average Annual Total Returns			Since
As of December 31, 2009	1 Year	5 Years	Inception

Dow Target 5 — Third Quarter	−12.14%	−12.75%	−4.81%
Dow Jones Industrial Average	22.68%	1.95%	2.32%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 5 Portfolio Interests by ONLI’s variable annuity separate accounts during the third quarter are invested in the Portfolio. After the third quarter ends, further purchases of Portfolio Interests in the Dow Target 5 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Form 8520D-5	21

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

The Dow® Target 5-4Q Portfolio

Investment Objective

Provide above-average total return through both capital appreciation and dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Portfolio Interests. The Fund has no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with variable annuities issued by ONLI. Read your variable annuity prospectus for a description of its fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other expenses	0.87%

Total Annual Fund Operating Expenses	1.47%

Example. This Example is intended to help you compare the cost of investing your variable annuity assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio Interests at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable annuities. These costs would be higher if variable annuity charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$150	$465	$803	$1,757

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Interests are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategy (“The Dow 5” strategy)

On or about the first business day of the fourth calendar quarter, the Portfolio invests substantially all of its assets in the five common stocks having the lowest per-share stock prices of the ten companies (the “Dogs of The Dow”) in the Dow Jones Industrial Average(SM) (“Dow” or “The Dow”) having the highest dividend yields as determined at the close of the second to last business day of the preceding quarter. The investments in the five companies are, to the extent practicable, initially purchased in substantially equal dollar amounts, and the shares of each of the stocks held in the Portfolio are maintained in their same relative proportions until the end of September, when the stock portfolio is re-balanced with a new mix of five stocks. The sub-adviser reserves the right to over-weight, under-weight or exclude certain companies from the Portfolio.

Form 8520D-5	22

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. Investing in five of the Dogs of The Dow stocks amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of the Portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a particular stock portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12-month term. The loss of money is a risk of investing in the Portfolio.

The Dow 5 strategy selects the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 20% of the Portfolio if, as of the beginning of a particular stock portfolio’s 12-month term, it is among the five Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact the Portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Portfolio’s performance is greater.

Being limited to five stocks, the Portfolio is not diversified. This can expose the Portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Portfolio’s interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires that the Portfolio be diversified as defined under the Code at the end of each calendar quarter. Changes in the market prices of the Portfolio’s securities during the course of a year could cause the Portfolio to fail this diversification test at the end of a quarter. If it is determined that the Portfolio might fail this diversification test, securities will be purchased and/or sold to prevent that failure. In so doing, an attempt will be made to minimize any deviations from the Portfolio’s standard strategy. If the Portfolio fails to pass the diversification test, the contract’s status as a tax-deferred annuity may be in jeopardy.

Performance

The accompanying bar chart and table indicate the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable annuity charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Form 8520D-5	23

During the period shown in the bar chart, the portfolio’s highest return for a quarter was 25.29%. That was the quarter ended on December 31, 2000. The lowest return for a quarter was −45.35%. That was the quarter ended on December 31, 2008.

Average Annual Total Returns
As of December 31, 2009	1 Year	5 Years	10 Years
Dow Target 5 — Fourth Quarter	5.94%	−4.22%	0.84%
Dow Jones Industrial Average	22.68%	1.95%	1.30%

Management

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio, which is managed by First Trust Advisors L.P. (“First Trust”), the subadviser for the Portfolio. The Investment Committee of First Trust is responsible for the day-to-day management of the Portfolio. The Investment Committee of First Trust is currently comprised of Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist has been a member of the Investment Committee since August 2005, while the other committee members have been members since April 2005.

Mr. Lindquist is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin is a Senior Vice President of First Trust and First Trust Portfolios.

Purchase and Sale of Portfolio Interests

All purchases of the Dow Target 5 Portfolio Interests by ONLI’s variable annuity separate accounts during the fourth quarter are invested in the Portfolio. After the fourth quarter ends, further purchases of Portfolio Interests in the Dow Target 5 are not permitted until the corresponding quarter in later years. Interests of the Portfolio are offered only to separate accounts of ONLI, which use the Portfolio Interests as an underlying investment for variable annuities. You may select funds and make transfers among fund options as described in your variable annuity prospectus. Except as described above with respect to purchases of Portfolio Interests, the separate accounts of ONLI may purchase and redeem Portfolio Interests, at their net asset value next computed, each day the New York Stock Exchange is open for unrestricted trading.

Tax Information

The Fund is a limited liability company with all of its interests owned by a single entity (ONLI). Accordingly, the Fund is taxed as part of the operations of ONLI and is not taxed as a separate entity. Under current tax law, interest, dividend income and capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract.

Form 8520D-5	24

Investment Objective and Principal Investment Strategy

The Fund’s objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each portfolio of the Fund are not expected to reflect the entire Dow Jones Industrial Average(SM) Index. The prices of Portfolio Interests are not intended to track movements of The Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

Investment Strategy

The Fund has eight non-diversified portfolios. Each one is named after a different quarter (Dow Target 10 First Quarter Portfolio, Dow Target 5 First Quarter Portfolio, Dow Target 10 Second Quarter Portfolio, Dow Target 5 Second Quarter Portfolio, etc.). On or about the first business day of each calendar quarter, each portfolio named for that quarter invests substantially all its assets in the 10 Dogs of The Dow stocks, or the five lowest priced Dogs of the Dow stocks, as the case may be, as determined at the close of the second to last business day of the preceding quarter. Fund management then sets the proportionate relationships among the ten or five stocks in that portfolio for the next twelve months. For example, the shares of each of the stocks held in a First Quarter Portfolio are maintained in their same relative proportions until the end of December. Those in a Second Quarter Portfolio are held until the end of the next March and so on. At the end of a portfolio’s twelfth month, the Portfolio is re-balanced with a new mix of ten or five stocks.

All purchases of Fund interests by ONLI’s variable annuity separate accounts during any quarter are invested in that quarter’s portfolios. After that quarter ends, further purchases of that quarter’s Portfolio Interests are not permitted until the corresponding quarter in later years (but will be made in the appropriate quarter’s portfolio following the Dow Target 10 strategy and Dow Target 5 strategy as the case may be). Any additional Fund purchases after the first business day of a portfolio’s quarter will duplicate, as nearly as is practicable, the original proportionate relationships among the number of shares of the ten or five stocks. Since the prices of each of the stocks change nearly every day, the ratio of the price of each stock to the total price of the entire group of ten or five will also change daily. However, the proportion of shares of each of the stocks represented in a portfolio will not change materially.

The investments of the Portfolios’ securities are, to the extent practicable, initially purchased in substantially equal dollar amounts for each of the ten or five companies. It is generally not possible for management to purchase round lots (usually 100 shares) of those stocks in amounts that will precisely duplicate the prescribed mix. Also, it usually is impossible for a portfolio to be 100% invested in the prescribed mix of those stocks at any time. To the extent a portfolio is not fully invested, the interests of variable annuity owners may be diluted and total return may not directly track the investment results of the ten or five stocks. To minimize this effect, Fund management will try, as much as practicable, to maintain a minimum cash position at all times. Normally, the only cash items held by a portfolio are amounts expected to be deducted as expenses and amounts too small to purchase additional round lots of the ten or five stocks.

Principal Risks

Investing in the ten Dogs of The Dow stocks, or the five lowest priced of those ten stocks, amounts to a moderately contrarian strategy. While these stocks represent large established companies recognized as industry leaders, they may be currently out of favor relative to the other Dow Jones Industrial Average(SM) stocks. Therefore, these stocks may continue to underperform their peers. While the relatively high dividends paid by these companies may account for a substantial portion of a portfolio’s total return, there is no guarantee that the companies will meet their expected dividend distributions throughout the 12-month term of a portfolio, nor can there be any assurance that the stocks will appreciate in price during the 12 month term. The loss of money is a risk of investing in the Fund.

The Dow Target 10 and Dow Target 5 strategies select the stocks by formula without considering why some companies might currently be out of favor with investors. Thus, a company experiencing financial difficulties or business reverses will represent approximately 10% of a Dow Target 10 Portfolio or approximately 20% of a Dow

Form 8520D-5	25

Target 5 Portfolio if, as of the beginning of the Portfolio’s 12-month term, it is among the ten or five Dow stocks conforming to the Portfolio’s selection formula. In addition to factors affecting the prices for each of the individual stocks, all of those stocks are subject to general market and economic trends that might negatively impact a portfolio’s total return. The mix of stocks will not be changed during a 12-month term in order to take advantage of changing market conditions. Therefore, the risk of one stock severely impacting the Fund’s performance is greater.

Being limited to ten or five stocks each, the Portfolios are not diversified for purposes of Section 5(b)(1) of The Investment Company Act of 1940, as amended. This can expose each portfolio to potentially greater market fluctuations than might be experienced by a diversified fund. Variable annuity owners, in light of their own financial situations and goals, should consider other additional funding options in order to diversify the allocations of their contract assets.

The Fund’s Portfolio Interests are owned entirely by ONLI’s variable annuity separate accounts. In order for a variable annuity to be treated as an annuity, the Internal Revenue Code requires, in effect, that each portfolio be diversified under the Tax Code as follows at the end of each calendar quarter:

•	no more than 55% of the value of a portfolio’s total assets may be represented by any one investment,

•	no more than 70% of the value of portfolio’s total assets may be represented by any two investments,

•	no more than 80% of the value of a portfolio’s total assets may be represented by any three investments, and

•	no more than 90% of the value of a portfolio’s total assets may be represented by any four investments.

It is a risk, particularly for The Dow Target 5 Portfolios, that changes in the market prices of a portfolio’s securities during the course of a year could cause the Portfolio to fail this test at the end of a quarter. We intend to manage the Fund’s Portfolios so as to maintain the tax-advantaged status of the variable annuities. If we determine that a portfolio might fail this diversification test, we will purchase or sell securities for that portfolio in order to prevent that failure. In so doing, we will seek to minimize any deviations from the Portfolio’s standard strategy. If the Portfolios fail to pass the diversification test, the contract’s status of tax-deferred annuities may be in jeopardy.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Form 8520D-5	26

Fund Management

The Fund’s investment adviser is Ohio National Investments, Inc. (the “Adviser”). The Adviser is an Ohio corporation. It is a wholly-owned subsidiary of ONLI and its address is the same as that of the Fund and ONLI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser’s investment advisory personnel are also responsible for the management of ONLI’s assets.

For managing the Fund’s assets, the Adviser receives a monthly management fee based on the Fund’s total net assets. The aggregate fee received by the Adviser for the full fiscal year is 0.60% of the average daily total net assets.

In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

The Adviser contracts with First Trust Advisors L.P. (“First Trust”) to serve as sub-adviser to the Fund. First Trust manages the Fund’s assets under the Adviser’s supervision. First Trust, an investment adviser to financial institutions, is located at 120 E. Liberty Drive in Wheaton, Illinois. First Trust has been managing The Dow 10 strategy in unit investment trusts and/or other investment companies since May 1993 and The Dow 5 strategy in unit investment trusts and/or other investment companies since April 1995. The Investment Committee of First Trust is responsible for the day-to-day management of the Fund’s portfolios. The five current members of the Investment Committee are Daniel J. Lindquist, Robert F. Carey, David G. McGarel, Jon C. Erickson and Roger F. Testin. Mr. Lindquist re-joined First Trust as a Vice President in April 2004 and is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Carey has been with First Trust since 1991 and is the Chief Investment Officer and a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. Mr. Erickson has been with First Trust since 1994 and is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. McGarel has been with First Trust since 1997 and is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Testin joined First Trust in August 2001 and is a Senior Vice President of First Trust and First Trust Portfolios L.P. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. As the head of First Trust’s Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. As the head of First Trust’s Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. As the head of First Trust’s Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the funds’ portfolios. As First Trust’s Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust’s general investment philosophy. The Fund’s SAI provides information about the Investment Committee members’ compensation, other accounts managed by them and their ownership of Fund shares.

A discussion regarding the basis for the Board of Managers approving the advisory and the subadvisory agreement is available in the Fund’s Annual Report. Details of the approval are detailed in the Annual Report following the approval.

First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI’s separate accounts.

For the services and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund’s total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund’s average daily net assets.

The Fund’s accounting agent is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin. The Fund’s custodian is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio.

The Dow Jones Industrial Average(SM)

The Dow was first published in The Wall Street Journal in 1896. Initially consisting of just 12 stocks, it expanded to 20 stocks in 1916 and to its present size of 30 stocks in 1928. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad stock market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the

Form 8520D-5	27

components of The Dow are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of The Dow may be changed at any time, for any reason. Any changes in the components of The Dow made after the stock selection date will not cause a change in the identity of the ten or five stocks included in a portfolio until the next stock selection date. The following is a list of the companies which currently comprise The Dow.

3M Co.
Alcoa, Inc.
American Express Company
AT&T Inc.
Bank of America Corp.
Boeing Company
Caterpillar Inc.
Chevron Corp.
Cisco Systems, Inc.
Coca-Cola Company
E.I. duPont de Nemours & Company
Exxon Mobil Corporation
General Electric Company
Hewlett-Packard Co.
Home Depot, Inc.
Intel Corporation
International Business Machines Corporation
Johnson & Johnson
JPMorgan Chase & Co.
Kraft Foods, Inc.
McDonald’s Corporation
Merck & Company, Inc.
Microsoft Corporation
Pfizer, Inc.
Procter & Gamble Company
The Travelers Companies, Inc.
United Technologies Corporation
Verizon Communications
Wal-Mart Stores, Inc.
Walt Disney Company

©Dow Jones & Company, Inc.

“Dow Jones Industrial AverageSM”, “DJIASM”, “Dow IndustrialsSM”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, the Adviser and the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLI, the Adviser or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLI, the Adviser, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE ADVISER, ONLI, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, THE ADVISER AND/OR ONLI.

Form 8520D-5	28

Purchase and Redemption of Portfolio Interests

Portfolio Interests are sold to ONLI’s variable annuity separate accounts without sales or redemption charges. They may be purchased or redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. However, you may only purchase Portfolio Interests for the Portfolio that corresponds to the current calendar quarter (i.e. If you purchase Portfolio Interests on April 1, 2010, then you will be purchasing Portfolio Interests for Dow Target 10 — Second Quarter Portfolio). All purchases of Portfolio Interests by ONLI’s variable annuity separate accounts during any quarter are invested in that quarter’s portfolio. After that quarter ends, further purchases of that quarter’s Portfolio Interests are not permitted by the contract owner until the corresponding quarter in later years. The value of Portfolio Interests is based on the market value of the stocks and any other cash or securities owned by each portfolio.

The net asset values of the Fund’s Portfolio Interests are determined on each day on which an order for purchase or redemption of the Fund’s Portfolio Interests are received and there is enough trading in portfolio securities that the current net asset value of its interests might be affected. The values are determined as of 4:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of that portfolio’s securities plus any cash or other assets, less the portfolio’s liabilities, by the number of Portfolio Interests outstanding. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Managers believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. The effect of using alternative methods for determining fair value is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but by another method the Board believes reflects their fair value. This is intended to assure that a portfolio’s net asset value fairly reflects security values as of the time of pricing.

Frequent Purchases and Redemption of Portfolio Interests

The Fund and ONLI discourage excessive trading and market timing of Fund shares within variable contracts. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading can lower overall portfolio performance for long term investors, prevent portfolio managers from taking timely advantage of investment opportunities, and create liquidity risks for the portfolios. The portfolios are not designed to accommodate excessive trading practices. The Fund and ONLI reserve the right, in their sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing. The Fund’s Board of Managers has adopted these policies and procedures with respect to frequent purchases and redemptions.

The first time the contract owner is determined to have traded excessively, ONLI will notify the contract owner in writing that his or her variable contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, ONLI will only permit transfer of contract values into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the variable contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

ONLI may, in its sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time. Otherwise, the policies related to excessive trading and market timing will be applied to all contract owners uniformly and

Form 8520D-5	29

without exception. Other trading activities may be detrimental to the portfolios. Therefore, contracts may be placed on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits.

Some of the factors that may be considered when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in the transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

The various contracts issued by ONLI provide a transfer privilege among all of the products’ investment options, including the Fund. Such transfer privileges may involve a number of free transfers and/or a transfer fee per transfer. See your product prospectus for more information on transfer fees.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if ONLI or the Fund, believes that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the Fund or ONLI will be able to identify such contract owners or curtail their trading practices. However, the Fund’s portfolios are not designed to accommodate frequent purchase or redemption requests. The ability of ONLI and the ability of the Fund to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the Fund receives orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the Fund may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by ONLI or the Fund.

Fund Dividends and Distributions

Dividends representing net investment income and net realized capital gains are distributed periodically. Dividends and distributions are automatically reinvested in additional Portfolio Interests in the respective portfolios at net asset value without a sales charge.

Financial Highlights of The Dow® Target Variable Fund LLC

The financial highlights tables are intended to help you understand the portfolios’ financial performance for the periods shown. Certain information reflects financial results for a single Fund interest. The total returns in the tables reflect the rates an investment in each portfolio would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information has been derived from information audited by KPMG LLP, independent registered public accounting firm. It is an integral part of the Fund’s audited financial statements included in the Fund’s Annual Report to members, which is available upon request, and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements.

Form 8520D-5	30

Additional Information

Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information (SAI), dated May 1, 2010, which is incorporated herein by reference.

In addition, information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

You may make inquiries to the Fund or request a copy of the SAI, annual reports, and semi-annual reports without charge by calling 1-800-366-6654 or writing to the Fund at One Financial Way, Montgomery, Ohio 45242. You can review the SAI, annual and semi-annual reports and the current prospectus by logging onto our website at www.ohionational.com. You may also obtain copies of these documents by contacting the registered representative or broker-dealer who sold you your variable contract.

The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The Commission maintains the EDGAR Database on its website (http://www.sec.gov) that contains the SAI, the reports and other information about the Fund. Information about the Fund (including the SAI) may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-1580 or by electronic request at the following e-mail address: publicinfo@sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-551-8090.

Investment Company Act of 1940
Registration File No. 811-9019

Form 8520D-5	31

The Dow® Target Variable Fund LLC
One Financial Way
Montgomery, Ohio 45242
Telephone (800)366-6654
Statement of Additional Information (“SAI”)
May 1, 2010
This SAI is not a prospectus. Please read it in conjunction with the prospectus for The Dow® Target Variable Fund LLC (the “Fund”) dated May 1, 2010. The financial statements in the Fund’s Annual Report to shareholders are incorporated by reference into this SAI. To get a free copy of the Fund’s prospectus or Annual Report, write or call the Fund at the above address.
Table of Contents

The Fund	Page 2

Investment Policies	Page 2
Fundamental Policies	Page 3
Repurchase Agreements	Page 3

Portfolio Holdings Disclosure Policy	Page 4

Fund Organization	Page 4

Fund Management	Page 4

Manager Ownership in the Fund	Page 5

Ownership of Securities of the Adviser and Related Companies	Page 5

Committees of the Board	Page 5

Investment Advisory and Other Services	Page 6

Code of Ethics	Page 7

Portfolio Managers	Page 8

Brokerage Allocation	Page 9

Purchase and Redemption of Fund Interests	Page 10

Proxy Voting Policies	Page 11
Taxation of the Fund	Page 11

Fund Performance	Page 11

Total Return	Page 12

Independent Registered Public Accounting Firm	Page 13

Financial Statements	Page 13
DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE ADVISER, ONLI, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, THE ADVISER AND/OR ONLI.

The Fund
The Fund is a non-diversified, open-end management investment company. It currently consists of 8 distinct portfolios, each corresponding to a calendar quarter.
The Fund was organized under Ohio law as a limited liability company in September, 1998. The Fund presently sells its interests only to separate accounts of The Ohio National Life Insurance Company (“ONLI”) as a funding option to support certain benefits under variable annuity contracts issued by ONLI. In the future, Fund interests may be used for other purposes. However, without a change in applicable law, Fund interests will not be sold directly to the public.
The investment and reinvestment of Fund assets is overseen by the Fund’s investment adviser, Ohio National Investments, Inc. (the “Adviser”). The principal business address of the Fund, ONLI and the Adviser is One Financial Way, Montgomery, Ohio 45242. The investment and reinvestment of Fund assets is managed by First Trust Advisors L.P. (“First Trust”). First Trust’s principal business address is 120 E. Liberty Drive, Wheaton, Illinois 60187.
“Dow Jones Industrial AverageSM”, “DJIASM”, “Dow IndustrialsSM”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, the Adviser and the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLI, the Adviser or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLI, the Adviser, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.
Investment Policies
The prospectus describes the Fund’s investment strategy and objectives. The Fund is non-diversified. Each Dow Target 10 portfolio will, at the beginning of that portfolio’s annual term, strive to invest approximately 10% of its total net assets in each of the ten companies in the Dow Jones Industrial Average(sm) (“The Dow”) having the highest dividend yields as of the close of business on the second to last business day before the portfolio’s term begins. This is often called “The Dow 10” strategy. These ten companies are popularly known as the “Dogs of The Dow.”
Each Dow Target 5 portfolio will, at the beginning of that portfolio’s annual term, strive to invest approximately 20% of its total net assets in each of the five Dogs of The Dow companies having the lowest per-share stock prices as of the close of business on the second to last business day before the portfolio’s term begins. This is often called “The Dow 5” strategy.
There can be no assurance that a portfolio will not invest more than 10% (in the case of a Dow Target 10 portfolio) or 20% (in the case of a Dow Target 5 portfolio) of its net assets in the stock or other securities of any single company. The Fund may, without limits as to percent of assets, purchase U.S. government securities or short-term debt securities (a) pending the orderly purchase of the 10 or 5 designated stocks or (b) for temporary defensive purposes.
Due to the investment strategy of the Fund, the rate of portfolio turnover for each portfolio may vary. Higher turnover rates often result in higher brokerage expenses. The Dow® Target 10-Second Quarter Portfolio’s turnover increased from 37% in 2007 to 57% in 2009. The Dow® Target 5-Second Quarter Portfolio’s turnover increased from 54% in 2007 to 79% in 2009. Because the investment strategy uses quantitative methodology, the portfolio turnover of any portfolio may vary.
The following fundamental policies may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund (or of a particular portfolio, if appropriate). The Investment Company Act of 1940, as amended, defines a majority vote as the vote of the lesser of:
•	67% of the Fund interests represented at a meeting at which more that 50% of the outstanding interests are represented or

•	more than 50% of the outstanding voting interests.
With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to such portfolio if a majority of the outstanding voting interests of such portfolio vote for the approval of such matter, notwithstanding that:
•	such matter has not been approved by the holders of a majority of the outstanding voting interests of any other portfolio affected by such matter, and

•	such matter has not been approved by the vote of a majority of the outstanding voting Fund interests.

Fundamental Policies:
1. The Fund may not issue senior securities.
2. The Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 5% of the value of a portfolio’s assets. In the case of any borrowing, a portfolio may pledge, mortgage or hypothecate up to 5% of its assets.
3. The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.
4. The Fund will not purchase or sell real estate or interests therein.
5. The Fund will not lend money or other assets to other persons in excess of 5% of a portfolio’s total assets, except (a) by entering into repurchase agreements or the purchase of other assets consistent with the Fund’s objectives or (b) by loaning portfolio securities if collateral values are continuously maintained at no less than 100% by daily marking to market.
Repurchase Agreements
Under a repurchase agreement, a portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for a portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by the Fund’s Board. The Adviser will review and monitor the creditworthiness of such institutions under the Board’s general supervision. The Fund will only enter into repurchase agreements pursuant to a master repurchase agreement that provides that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of the Fund. The agreement must also provide that the Fund will always receive as collateral securities whose market value, including accrued interest, will be a least equal to 100% of the dollar amount invested by a portfolio in each agreement, and the portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller were to default, the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.
Portfolio Holdings Disclosure Policy
It is the policy of the Fund to publicly disclose holdings of all the portfolios only in accordance with regulatory requirements, such as in periodic portfolio disclosure in filings with the Securities and Exchange Commission. Portfolio holding information is provided to the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities such as, but not necessarily limited to, the Fund’s custodian, fund accountants, investment adviser, sub-advisers, independent registered public accounting firm, attorneys, officers and directors of the Fund, and are all subject to duties of confidentiality, including a duty not to trade on the basis of material, nonpublic information, whether imposed by law or by contract.
Periodically, certain portfolio information such as top ten holdings, sector holdings and other portfolio characteristics data are publicly disclosed via the Fund’s website at http://fundinfo.ohionational.com or otherwise, approximately 30 days after the quarter end.
There are numerous mutual fund evaluation services (including Lipper and Morningstar) that analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services then distribute the results of their analysis to the public and/or to subscribers to their service. The Fund may distribute (or authorize a service provider to distribute) portfolio holdings to these services before public disclosure is required or authorized as detailed above. These service providers sign a written confidentiality agreement and do not distribute the portfolio holdings or the results of their analysis to third parties, or other departments or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund or the Fund’s underlying securities before the Fund’s holdings information becomes public. Neither the Adviser, nor the sub-adviser nor any other party receive any compensation for disclosure of portfolio holdings.
The Board of Managers has approved this portfolio holdings disclosure policy and must approve any material change to the policy. The Board oversees the monitoring of this policy, and exceptions to the policy must be approved by the Fund’s Chief Compliance Officer.
Fund Organization
Under Ohio law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in “membership interests.” Each Portfolio Interest represents an undivided interest in the stocks held in a Fund Portfolio. The Fund is not offered directly to the public. The only direct owner of the Fund’s Portfolio Interests is ONLI through its separate accounts. Those of ONLI’s variable annuity owners who have contract values allocated to any of the Fund’s Portfolios have indirect beneficial rights in the Fund’s Portfolio Interests.
All Portfolio Interests have equal voting rights. However, only interests of a particular portfolio are entitled to vote on matters affecting only that portfolio.
Each issued and outstanding Portfolio Interest is entitled to one vote and to participate equally in dividends and distributions declared by its corresponding portfolio, and in the net assets of the portfolio remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The interests of each portfolio, when issued, are fully paid and not subject to the liabilities of the Managers, Custodian or Depositor. They have no preemptive, conversion, cumulative dividend or similar rights. They are freely transferable. Portfolio Interests do not have cumulative voting rights. This means that owners of more than half of the Fund’s Portfolio Interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.
ONLI votes Portfolio Interests it holds in accordance with instructions it receives from the owners of variable annuity contracts issued in connection with each of its separate accounts. Any other Portfolio Interests will be voted in proportion to the instructions received from all variable annuity owners.
Fund Management
The Board of Managers oversees the management at the Fund. The Board elects the Fund’s officers. It reviews and approves various agreements between the Fund and third parties, including the Fund’s Custodian and the Adviser and subadviser. The Board members are elected by owners of the Portfolio Interests.
The Board of Managers and the officers of the Fund, together with a brief summary of their principal occupations during the past five years, are listed below:
Disinterested Managers

				Principal Occupation	Number of
			Manager or	during past five years and	Portfolios
Name and address	Age	Positions with the Fund	Officer Since	other Directorates	in Complex
James E. Bushman 100 W. River Center Boulevard Covington, Kentucky	65	Manager, Chairman and Member of Audit Committee and Member of Independent Directors Committee	March, 2000	Director, Chairman and CEO: Cast-Fab Technologies, Inc. (a manufacturing company); Director: The Midland Company, (1998-2008) Air Transport Services Group, Inc., The Littleford Group, Inc., Hilltop Basic Resources, Inc., The Elizabeth Gamble Deaconess Home Association, The Christ Hospital and the University of Cincinnati Foundation.	32

L. Ross Love 2121 Alpine Place Cincinnati, Ohio 45206	63	Manager, Member of Audit and Independent Directors Committees	October, 1998	Director, Chairman and CEO: Blue Chip Enterprises LLC, (a company with holdings in the communications and medical equipment industries.); Director: The VQ Company; Trustee: Syracuse University, Greater Cincinnati Chamber of Commerce.	32

George M. Vredeveld University of Cincinnati Economic Center for Education & Research 90 W. Daniels Cincinnati, Ohio	67	Manager, Member of Audit Committee, Lead Independent Manager and Member of Independent Directors Committee	October, 1998	Alpaugh Professor of Economics, University of Cincinnati; President: Economic Center for Education & Research.	32

John I. Von Lehman 10 Creek Side Drive Cincinnati, Ohio	57	Manager, Member of Audit and Independent Directors Committees	August, 2007	Former Executive Vice President, Chief Financial Officer, Secretary and Director of The Midland Company from 1988 until 2007; American Financial Group, Inc., Director and Audit Committee Member; Director: Life Enriching Communities; Audit Committee Member: Health Alliance of Cincinnati and Red Cross Cincinnati Chapter; Investment Committee Member, Xavier University Foundation.	32

Interested Managers and Officers

					Number of
			Manager or	Principal Occupation during past	Portfolios
Name and address	Age	Positions with the Fund	Officer Since	five years	in Complex
John J. Palmer One Financial Way Montgomery, Ohio	70	President, Chairman and Manager	October, 1998	Director and Vice Chairman ONLI; Director of the Adviser and various other Ohio National-affiliated companies; Director, President, and CEO of NSLAC; Director: Cincinnati Symphony Orchestra; Trustee: Cincinnati Opera.	32

Thomas A. Barefield One Financial Way Montgomery, Ohio	57	Vice President	October, 1998	Executive Vice President, Chief Marketing Officer — Institutional Sales, ONLI; Director and Vice President — Marketing: NSLA; Director, ONI; Senior Vice President, ONEQ; Recent Graduate of Class XXIX of Leadership Cincinnati.	32

Christopher A. Carlson One Financial Way Montgomery, Ohio	51	Vice President	March, 2000	Senior Vice President and Chief Investment Officer, ONLI; President and Director of the Adviser, Chief Investment Officer of NSLA; Officer and Director of other various Ohio National-affiliated companies.	32

Kimberly A. Plante One Financial Way Montgomery, Ohio	36	Secretary	March, 2005	Associate Counsel, ONLI; Assistant Secretary of the Adviser; Officer of various other Ohio National-affiliated companies.	32

Dennis R. Taney One Financial Way Montgomery, Ohio	62	Chief Compliance Officer	June, 2004	Second Vice President, Chief Compliance Officer: ONLI; Chief Compliance Officer of the Adviser.	32

R. Todd Brockman One Financial Way Montgomery, Ohio	41	Treasurer	August, 2004	Second Vice President, Mutual Funds Operations, ONLI, NSLA and of the Adviser.	32

Catherine E. Gehr One Financial Way Montgomery, Ohio	38	Assistant Treasurer	March, 2005	Manager, Mutual Fund Operations, ONLIC; Assistant Treasurer of the Adviser.	32

Katherine L. Carter One Financial Way Montgomery, Ohio	31	Assistant Secretary	August, 2007	Assistant Counsel, ONLI; Prior to 2007 was Compliance Officer with Fifth Third Securities, Inc.	32
Prior to May, 2008 Mr. Von Lehman was treated as an “interested” manager of the Fund because he was an employee of the Midland Company and the Chairman and CEO of the Adviser’s parent, ONLI, was a director of The Midland Company.
Mr. Palmer is an interested person of the Fund by virtue of his being a director of the Adviser, and he is an officer and employee of the Adviser’s parent.
All Managers and officers of the Fund hold similar positions as directors and/or officers with Ohio National Fund, Inc. (“ONF”), a diversified mutual fund sponsored by ONLI and managed by the Adviser.
Manager Ownership in the Fund
The following table shows the dollar range of the interests of the Fund beneficially owned by each Manager as of December 31, 2009:

Aggregate Dollar Amount of
all Shares in All Registered
Investment Companies Overseen by
	Dollar Range of Beneficial Ownership	Manager in Family of Investment
Manager	of each Portfolio as of 12/31/2009*	Companies as of 12/31/09*
Independent Managers

James E. Bushman	None	None

L. Ross Love	None	None

George M. Vredeveld	None	None

John I. Von Lehman	None	None

Interested Manager

John J. Palmer	None	D

*Ranges:	None A=$1 to $10,000 B=$10,001 to $50,000 C=$50,001 to $100,000 D=over $100,000
Ownership of Securities of the Adviser and Related Companies
As of December 31, 2009, no Independent Manager or any of his immediate family members owned, beneficially or of record, securities of the Adviser, First Trust, the distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the Adviser or First Trust.
Committees of the Board
The Board has no special nominating or compensation committees. These functions are the responsibility of the Board’s Independent Managers Committee. The Independent Managers Committee meets periodically with the Independent Manager’s own legal counsel to review matters of Fund governance. They also review investment advisory agreements and subadvisory agreements before the Fund or Adviser enters into those agreements and meet at least once each year to consider whether or not those agreements should be continued. The Independent Managers Committee held four regularly scheduled meetings in 2009. All committee members were present at all four meetings. In addition to their formal committee meetings, which were held no less frequently than quarterly, the Independent Managers and their legal counsel confer informally from time to time to discuss issues related to the responsibilities of the Independent Managers. The Independent Managers Committee has elected Mr. Vredeveld as the Lead Independent Manager.
The Independent Managers also constitute the Board’s Audit Committee. The Audit Committee is responsible for recommending to the entire Board the engagement or discharge of the Fund’s independent registered public accounting firm. The Board has ratified the written charter adopted by the Audit Committee on November 5, 2002 and amended on November 18, 2003 and August 20, 2008. The Audit Committee meets at least twice a year with the independent registered public accounting firm, to review the results of the auditing engagement and to discuss the independent registered public accounting firm’s audit plan for the next ensuing year-end audit of the Fund’s financial reports. The Audit Committee met three times in 2009. All committee members attended those meetings, except for Mr. Love who was not present at one meeting. The Audit Committee has elected Mr. Bushman as its Chairman. Mr. Bushman has been designated by the Board as the “audit committee financial expert.”

Compensation of Board of Managers
Managers who are not affiliated with the Adviser, ONLI or First Trust were compensated as follows in 2009:

	Aggregate Compensation	Total Compensation From
Manager	From the Fund	Fund Complex*
James E. Bushman	$1,400	$50,400
L. Ross Love	1,400	44,400
George M. Vredeveld	1,400	57,900
John I. Von Lehman	1,400	45,400

*	The “Fund Complex” consists of the Fund and ONF.
Managers and officers of the Fund who are affiliated with the Adviser, ONLI or First Trust receive no compensation from the Fund Complex. The Fund has no pension, retirement or deferred compensation plan for its Managers or officers.
Investment Advisory and Other Services
The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to investment companies affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser uses ONLI’s investment personnel and administrative systems.
The Adviser regularly furnishes to the Fund’s Board recommendations with respect to an investment program consistent with the Fund’s investment policies. The Adviser implements that program by placing orders for the purchase and sale of securities or by delegating that implementation to First Trust.
The Adviser’s services are provided under an Investment Advisory Agreement with the Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers, for managing the day-to-day affairs of the Fund. The Adviser also furnishes at its own expense or pays the expenses of the Fund for clerical and related administrative services (other than those provided by US Bancorp Fund Services and U.S. Bank N.A.), office space and other facilities and equipment. The Adviser also furnishes or pays for all information and services (other than legal counsel) required for the preparation and amendment of registration statements, prospectuses, SAIs, financial reports, and proxy solicitation material. U.S. Bank N.A. is located at 425 Walnut Street, Cincinnati, Ohio 45202. The Fund pays organizational expenses incurred in its operations including, among others, local income, franchise, issuance or other taxes; certain printing costs, brokerage commissions on portfolio transactions; custodial and accounting fees; auditing and legal expenses; and expenses related to registration of its interests and members’ meetings.
As compensation for its services, the Adviser receives from the Fund monthly fees on the basis of the Fund’s average daily net assets at the annualized rate of 0.60%. For the last 3 fiscal years, the Adviser was paid the following amounts for its services to the Fund:

2009	$67,476.00
2008	$113,290.00
2007	$128,518.00

Under the Investment Advisory Agreement, the Fund authorizes the Adviser to retain sub-advisers, subject to the Board’s approval. The Adviser has entered into a Sub-Advisory Agreement with First Trust to manage the investment and reinvestment of the Fund’s assets, subject to the Adviser’s supervision. The Adviser, ONLI and the Fund have also entered into a Sub-License Agreement with First Trust under the terms of which the Fund and ONLI are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. As compensation for its subadvisory services, First Trust receives from the Adviser monthly fees on the basis of the Fund’s average daily net assets at the annual rate of 0.35% of each portfolio’s net assets.
The Investment Advisory Agreement provides that if the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, evaluated quarterly, of such portfolio’s average daily net asset value, the Adviser will pay such excess expenses. This provision was approved in the initial Advisory Agreement and is subject to annual renewal. During 2009, reimbursements totaled $1,944.
Under a Service Agreement among the Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.
The Investment Advisory, Sub-Advisory and Service Agreements were initially approved by the Board of Managers on October 12, 1998 and by the members of the Fund on January 4, 1999.
These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of the Fund’s Managers who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of the Board or by a majority of the outstanding voting securities of each portfolio voting separately.
The Fund’s Board of Managers reviews each of the foregoing agreements at least once each year to determine whether or not the agreements should be continued. In reviewing the agreements, the Board reviews information provided to them by the Adviser, First Trust and others before the meeting. The Board considers the nature and quality of services provided by the Adviser and First Trust, the charges for those services, investment performance, and comparisons of the charges with those of peer investment advisers managing similar mutual fund portfolios. The Board also considers other factors such as the Adviser’s income, expenses and profitability, the extent to which the Adviser realizes economies of scale, other sources of revenue to the Adviser, the control of Fund operating expenses, and the manner in which portfolio securities are purchased and sold. The performance of each portfolio is compared with that of its benchmark comparison index and with the performance of similar portfolios. Before the meeting at which the agreements are considered for adoption or continuance, the Managers request and receive information from the Adviser and First Trust relative to these factors. The Board also considers the Adviser’s and First Trust’s compliance with investment policies, regulatory requirements and ethical standards. The independent Managers also confer with their independent legal counsel to consider their role and duties with respect to the review and approval of the agreements. Each agreement is considered separately on its own merits.
The Investment Advisory, Service, and Sub-Advisory Agreements may be terminated as to any portfolio, at any time without the payment of any penalty, on 60 days’ written notice to the Adviser by the Fund’s Board or by a vote of the majority of the portfolio’s outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days’ written notice to the Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days’ written notice to the Fund and the other party. The Sub-Advisory Agreement may be terminated, without penalty, by the Adviser or by First Trust on 90 days’ written notice to the Fund and the other party. The Agreement will automatically terminate in the event of its assignment.
Code of Ethics
The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. These codes restrict Managers, employees, directors and officers of the Fund, the Adviser and their respective affiliates from knowingly purchasing or selling (for their own accounts) any securities during a period within fifteen days of the Fund’s purchase or sale of such security. Pursuant to the Sarbanes-Oxley Act of 2002, the Fund has also adopted a Code of Ethics for the Fund’s President (the principal executive officer) and Treasurer (the principal financial and accounting officer) and a procedure for Fund personnel to report legal or ethical violations. In addition, the Fund Board has ratified and approved the Ohio National policy on conflicts of interest governing all officers and employees of Ohio National related entities, including all Fund personnel.

Portfolio Managers
Investment Committee
          The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund’s portfolios. There are currently five members of the Investment Committee, as follows:

	Position	Length of Service	Principal Occupation
Name	With First Trust	With First Trust	During Past Five Years
Daniel J. Lindquist	Senior Vice President	Since 2004	Senior Vice President of First Trust and First Trust Portfolios L.P. (September 2005 to present); Vice President of First Trust and First Trust Portfolios L.P. (April 2004 to September 2005).

Robert F. Carey	Chief Investment Officer and Senior Vice President	Since 1991	Chief Investment Officer and Senior Vice President of First Trust; Senior Vice President of First Trust Portfolios L.P.

Jon C. Erickson	Senior Vice President	Since 1994	Senior Vice President of First Trust and First Trust Portfolios L.P.

David G. McGarel	Senior Vice President	Since 1997	Senior Vice President of First Trust and First Trust Portfolios L.P.

Roger F. Testin	Senior Vice President	Since 2001	Senior Vice President of First Trust and First Trust Portfolios L.P.
Daniel Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings.
David McGarel: As the head of First Trust’s Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.
Jon Erickson: As the head of First Trust’s Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.
Roger Testin: As the head of First Trust’s Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the funds’ portfolios.
Robert Carey: As First Trust’s Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust’s general investment philosophy.
Compensation
          The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual’s position and overall value to the firm. Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund’s portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership related distributions.
          The Investment Committee manages other investment vehicles and accounts with the number of accounts and assets, as of December 31, 2009, set forth in the table below:
Accounts Managed By Investment Committee
(As of December 31, 2009)

Registered
	Investment	Other Pooled
	Companies	Investment Vehicles	Other Accounts
Robert F. Carey	52 ($6,266,719,150)	6 ($390,410,477)	4,329 ($919,563,843)
Roger F. Testin	52 ($6,266,719,150)	6 ($390,410,477)	4,329 ($919,563,843)
Jon C. Erickson	52 ($6,266,719,150)	6 ($390,410,477)	4,329 ($919,563,843)
David G. McGarel	52 ($6,266,719,150)	6 ($390,410,477)	4,329 ($919,563,843)
Daniel J. Lindquist	52 ($6,266,719,150)	0	4,329 ($919,563,843)
          None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee’s management of the Fund’s investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of the Fund and other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee owns interests in the Fund.
Brokerage Allocation
The Adviser or, subject to the Sub-Advisory Agreement, First Trust buys and sells the Dogs of The Dow stocks and makes other authorized investments for each portfolio. The Adviser and First Trust select the brokers and dealers to handle such transactions. It is the intention of the Adviser and of First Trust to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads.
In selecting brokers or dealers through which to effect transactions, the Adviser and First Trust consider a number of factors including the quality, difficulty and efficiency of execution, confidentiality and trade anonymity, and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or First Trust may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or First Trust determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker consistent with the provisions of the safe harbor set forth in Section 28(e) of the Securities Exchange Act of 1934, as amended. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or First Trust, or of benefit to either’s affiliates.
Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or First Trust. However, receipt of such services may tend to reduce the expenses of the Adviser or First Trust. Research, statistical and similar information furnished by brokers may be of incidental assistance to other clients of the Adviser or First Trust and conversely, transaction costs paid by other clients of the Adviser or First Trust may generate information which is beneficial to the Fund.
Consistent with these policies, First Trust may, with the Board’s approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with First Trust so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. Additionally, it is possible that the Adviser or First Trust may direct brokerage to a broker that also sells ONLI’s products, either itself or through affiliates. The portfolio managers are strictly prohibited from considering variable product sales as a factor for directing brokerage.
No company whose stock is held in any portfolio of the Fund, nor any affiliate thereof, will act as broker or dealer for any portfolio in the purchase or sale of any security for that portfolio.
First Trust manages other investment companies that use the Dow 10, Dow 5 and similar strategies. Accordingly, occasions will arise when securities held by one or more of those other investment companies, or that are being purchased or sold by one or more of those other investment companies, are also being purchased or sold by a portfolio of the Fund. It is the practice of First Trust and its affiliates to allocate purchases and sales in these circumstances, to the extent practicable and in a manner that First Trust deems equitable, to all accounts involved. When two or more investment accounts simultaneously engage in the purchase or sale of the same security, there could be a detrimental effect on the price or value of the security as to each account. However, in other cases, the ability of the Fund to participate in volume transactions with other investment companies managed by First Trust will produce better execution and prices for the Fund. The Fund’s Board of Managers believes that such equitable allocation of purchases and sales generally contributes to better overall execution of the Fund’s securities transactions.
Brokerage Commissions paid by the Fund were:

2009	$16,351.46
2008	$24,293.77
2007	$17,559.00
Purchase and Redemption of Fund Interests
Fund interests are sold without a sales charge and may be redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the interests redeemed. Payment for interests redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the interests is tendered to the Fund. However, the Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund.

Interests of one portfolio may be exchanged for interests of another portfolio of the Fund on the basis of the relative net asset value next computed after an exchange order is received by the Fund.
The net asset value of the Fund’s interests is determined on each day on which an order for purchase or redemption of the Fund’s interests is received and there is a sufficient degree of trading in portfolio securities that the current net asset value of its interests might be materially affected. Such determination is made as of 4 p.m. eastern time on each day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of interests outstanding for that portfolio.
Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. eastern time. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost.
The Board of Managers is ultimately responsible for determining the current net asset values of each portfolio. The Board has authorized the Adviser and its service providers to use the following sources to determine the current daily prices of securities owned by the portfolios: FT Interactive Data, Reuters, Bloomberg, Standard and Poor’s Securities Evaluations, Inc. and any brokers making a market in a particular security.
Proxy Voting Policies
The Adviser votes proxies for securities owned by the Fund in accordance with policies and procedures established by the Board of Managers. Proxy votes are cast in favor of proposals that the Adviser believes will enhance the long-term value of the securities. Generally, this means voting for proposals that the Adviser believes will improve the management of the company, increase the rights or preferences of the voted securities, and/or increase the chance that a premium offer would be made for the company or for the voted securities. Whether the Adviser supports or opposes a proposal depends on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, the Adviser generally votes for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a “poison pill” or shareholder rights plan. The Adviser generally votes against the adoption of such a plan unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company.
On matters of capital structure, the Adviser generally votes against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.
On matters related to management compensation, the Adviser generally votes for stock incentive plans aligning the recipients’ interests with the interests of shareholders without creating undue dilution, and against proposals permitting the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.
On matters relating to corporate transactions, the Adviser generally votes proxies related to proposed mergers, capital reorganizations and similar transactions based upon its analysis of the proposed transaction. The Adviser votes proxies in contested elections of directors based upon its analysis of the opposing slates and their respective business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. The Adviser votes on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general policy for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
The Adviser may not vote if it believes the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares illiquid until then), the Adviser may not vote proxies for such shares.
The Fund’s Board has established a Proxy Committee in order to implement these policies and the Adviser’s Proxy Voting Guidelines, also approved by the Board, and to determine how the Fund or its designated proxy voting agent should vote proxies with respect to issues not clearly addressed by those guidelines and policies. The Proxy Committee shall refer issues to the Board whenever the committee sees fit or when a majority of the committee is unable to resolve an issue.
The Board has authorized the Adviser to hire Glass, Lewis & Co. (“Glass Lewis”) to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions. The Proxy Committee directs Glass Lewis by means of the Proxy Voting Guidelines. Glass Lewis may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee, and Glass Lewis may make any determinations required to implement the Proxy Voting Guidelines. Whenever the Proxy Voting Guidelines require case-by-case direction for a proposal, Glass Lewis is required to provide the Proxy Committee with all information it has obtained regarding the proposal. The Proxy Committee then provides specific voting directions to Glass Lewis.
To obtain information about how the Adviser voted with respect to a security held by the Fund, or a copy of the Fund’s Proxy Voting Guidelines, send a written request to:
Todd Brockman, Treasurer
Ohio National Investments, Inc.
One Financial Way
Montgomery, Ohio 45242
You may also obtain this information by calling the Fund at 800-366-6654 or by logging on to the SEC’s website at www.sec.gov and reviewing the Fund’s Form N-PX.
Taxation Of The Fund
The Fund is not a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund nonetheless does not pay federal income tax on its interest, dividend income or capital gains. As a limited liability company whose interests are sold only to ONLI, the Fund is disregarded as an entity for purposes of federal income taxation. ONLI, through its variable annuity separate accounts, is treated as owning the assets of the portfolios directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the Fund are not taxable to the Fund, and are not currently taxable to ONLI or to contract owners, when left to accumulate within a variable annuity contract. Tax disclosure relating to the variable annuity contracts that offer the Fund as an investment alternative is contained in prospectuses for those contracts.
Fund Performance
From time to time, ONLI or its affiliates may advertise historical total returns of variable contract subaccounts based on the returns of the Fund’s portfolios (adjusted for contract charges and expenses). These figures will be calculated according to standardized methods prescribed by the SEC. The Fund’s total returns may be compared to returns on the Dow for comparable periods in such advertising. Historical returns are not predictive of future performance.
ONLI or its affiliates may also advertise average annual total return or other performance data for the Fund in non-standard formats. Any such information will be accompanied by standardized performance data.
The Fund, or broker-dealers offering variable annuities in which the Fund is available, may distribute sales literature comparing the percentage change in net asset value per Fund interest for any of its portfolios against the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, the Consumer Price Index or other investment companies having investment strategies similar to the Fund. These comparisons may include graphs, charts, tables or examples. The average annual total return and cumulative total returns for each portfolio may also be advertised.

The Fund may also advertise the performance ratings or rankings assigned to its portfolios by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron’s, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger’s Personal Finance and Money Magazine.
Total Return
Total returns quoted in advertising reflect all aspects of a portfolio’s investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio’s net asset value per Fund interest over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.
The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1+T)n = ERV

where:	P = a hypothetical initial payment of $1,000.
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
In addition to average annual total returns, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment.

Independent Registered Public Accounting Firm
For the fiscal year ended December 31, 2009, KPMG LLP, independent registered public accounting firm with offices at 191 W. Nationwide Boulevard, Suite 500, Columbus, Ohio 43215, served as the independent registered public accounting firm for the Fund. KPMG LLP performs an annual audit of the Fund’s financial statements. Reports of its activities are provided to the Fund’s Board of Managers.
Financial Statements
The Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2009 has been filed with the Commission. The financial statements in the Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements included in the Annual Report have been audited by the Fund’s independent registered public accounting firm, KPMG LLP, whose report thereon also appears in the Annual Report and is incorporated by reference. The financial statements in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of KPMG LLP.

Part C: Other Information
Financial Statements
The following audited financial statements are incorporated by reference in Part B of this registration statement:
Exhibits:
All relevant exhibits which have previously been filed with the Commission and are incorporated herein by reference are as follows:

(a)	Articles of Organization of the registrant were filed as Exhibit (a) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(b)	By-laws of the registrant were filed as Exhibit (b) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d)	Investment Advisory Agreement between the registrant and Ohio National Investments, Inc. was filed as Exhibit (d) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d)(1)	Sub-Advisory Agreement between Ohio National Investments, Inc. and First Trust Advisors L.P. was filed as Exhibit (d)(1) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(d)(1)	Sub-Advisory Agreement, effective April 3, 2000, between Ohio National Investments, Inc. and First Trust Advisors L.P. was filed as Exhibit (d)(1) of the registrant’s Form N-1A, post-effective amendment no. 2 on April 27, 2000.

(g)	Global Custody Agreement by and among the Registrant, Ohio National Fund, Inc. and U.S. Bank National Association was filed as Exhibit (g)(2) of Ohio National Fund, Inc.’s Form N1-A, post-effective amendment no. 51, on April 27, 2006.

(h)	Sublicense Agreement among the registrant, First Trust Advisors L.P. and Dow Jones & Company, Inc. was filed as Exhibit (h) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(1)	Fund Accounting Servicing Agreement by and among the Registrant, Ohio National Fund, Inc. and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(7) of Ohio National Fund, Inc.’s Form N1-A, post-effective amendment no. 51, on April 27, 2006.

(h)(2)	Partial Fund Administration Servicing Agreement by and among the Registrant, Ohio National Fund, Inc. and U.S. Bancorp Fund Services, LLC was filed as Exhibit (h)(8) of Ohio National Fund, Inc.’s Form N1-A, post-effective amendment no. 51, on April 27, 2006.

(h)(3)	Master Repurchase Agreement between the registrant and Star Bank, NA was filed as Exhibit (h)(3) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(4)	Service Agreement among the registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company was filed as Exhibit (h)(4) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(h)(5)	Joint Insured Agreement among the registrant, Ohio National Fund, Inc., ONE Fund, Inc. and Ohio National Investments, Inc. was filed as Exhibit (h)(5) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(i)	Opinion and consent of Ronald L. Benedict, Esq. was filed as Exhibit (i) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(j)	Consent of KPMG LLP [to be filed by Amendment].

(l)	Investment letter for the initial subscription of membership interests of the registrant was filed as Exhibit (l) of the registrant’s Form N-1A, pre-effective amendment no. 1, on November 25, 1998.

(p)(1)	The registrant’s Code of Ethics is filed as Exhibit 99(p)(1) herewith.

(p)(2)	The Adviser’s Code of Ethics is filed as Exhibit 99(p)(2) herewith.

(p)(3)	First Trust Advisors, L.P. Code of Ethics, incorporated by reference into Registrant’s Post-Effective Amendment No. 6 to Registrant’s Registration Statement was previously filed with the Securities and Exchange Commission on April 17, 2000 under file numbers 333-79535 and 811-09369.

Persons Controlled by or Under Common Control with the Fund
The Registrant is an affiliate of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of The Ohio National Life Insurance Company.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

Financial Way Realty, Inc.	Ohio	100%

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

Suffolk Capital Management LLC	Delaware	83%
(investment adviser)

Sycamore Re, Ltd.	Bermuda	100%
(captive reinsurance company)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

The O.N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

Montgomery Re, Inc.	Vermont	100%
(captive reinsurance company)

National Security Life and Annuity Company	New York	80.49%
(insurance holding company)

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency Inc.	Ohio	100%
Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, an insurance holding company organized under the laws of Delaware. ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Indemnification
Under the terms of the Operating Agreement, no Manager or officer of the registrant is liable, responsible or accountable in damages or otherwise to the registrant or its members for any action taken on behalf of the registrant within the scope of the authority of the Board of Managers or such officer, or reasonably believed by such person to be within the scope of his or her authority, or for any omission, unless such act or omission was performed or omitted fraudulently or in bad faith or constituted gross negligence, or wanton and willful misconduct. The registrant has agreed, under the terms of its Operating Agreement, to reimburse, indemnify, defend and hold harmless each Manager and officer from and against any loss, expense, damage or injury suffered or sustained by the registrant or its members by reason of any acts or omissions arising out of such person’s activities on behalf of the registrant, including, without limitation, any judgment, award, settlement, reasonable attorneys’ fees and other costs and expenses incurred in connection with the defense of any actual or threatened action, proceeding or claim, but excluding loss, expense, damage or injury caused or resulting from any acts or omissions performed or omitted fraudulently or in bad faith or which constitute gross negligence or wanton and willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to managers, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a manager, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such manager, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Business and Other Connections of the Investment Adviser and Subadviser
Information related to the registrant’s investment adviser (Ohio National Investments, Inc.) and the subadviser (First Trust Advisors L.P.) is contained in the registration statement currently on file with the Commission for each entity on Form ADV and is incorporated herein by reference. The file numbers of those registrations are:

Ohio National Investments, Inc.	File No. 801-51396
First Trust Advisors L.P.	File No. 801-39950

Principal Underwriters
None

Location of Accounts and Records
The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:
(a)	Journals and other records of original entry:
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin
(b)	General and auxiliary ledgers:
U.S. Bancorp Fund Services, LLC
(c)	Securities records for portfolio securities:
U.S. Bancorp Fund Services, LLC
(d)	Corporate charter (Articles of Organization), Operating Agreement and Minute Books:
Kimberly A. Plante, Secretary
Dow Target Variable Fund LLC
One Financial Way
Montgomery, Ohio 45242
(e)	Records of brokerage orders:
The Adviser
(f)	Records of other portfolio transactions:
The Adviser
(g)	Records of options:
The Adviser

(h)	Records of trial balances:
U.S. Bancorp Fund Services, LLC and the Adviser
(i)	Quarterly records of allocation of brokerage orders and commissions:
The Adviser
(j)	Records identifying persons or group authorizing portfolio transactions:
The Adviser
(k)	Files of advisory materials
The Adviser
Management Services
Not applicable
Undertakings
Not applicable

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and State of Ohio on the 16th day of February, 2010.

Dow Target Variable Fund LLC

By	/s/ John J. Palmer

John J. Palmer, President
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John J. Palmer John J. Palmer	President and Manager (Principal Executive Officer)	February 16, 2010

/s/ R. Todd Brockman R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	February 16, 2010

/s/ James E. Bushman* James E. Bushman	Manager	February 16, 2010

/s/ L. Ross Love* L. Ross Love	Manager	February 16, 2010

/s/ John I. Von Lehman* John I. Von Lehman	Manager	February 16, 2010

/s/ George M. Vredeveld* George M. Vredeveld	Manager	February 16, 2010
*By /s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney, filed herewith

Exhibit Index

Exhibit	Description

99(p)(1)	Registrant’s Code of Ethics
99(p)(2)	Adviser’s Code of Ethics
(24)	Powers of Attorney